Schedule of Investments (unaudited) July 31, 2020	BlackRock Asian Dragon Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 44.8%
Alibaba Group Holding Ltd., ADR(a)	40,097	$10,065,149
Anhui Conch Cement Co. Ltd., Class H	266,000	2,011,531
China Construction Bank Corp., Class H	5,186,000	3,781,271
China Life Insurance Co. Ltd., Class H	834,000	1,913,122
China Mengniu Dairy Co. Ltd.(a)	586,000	2,749,786
China Mobile Ltd.	362,500	2,474,474
China Oilfield Services Ltd., Class H	670,000	522,761
China Resources Land Ltd.	510,000	2,125,634
China Vanke Co. Ltd., Class H	564,233	1,778,700
CNOOC Ltd.	3,068,000	3,238,275
ENN Energy Holdings Ltd.	167,900	2,035,242
Geely Automobile Holdings Ltd.	624,000	1,309,017
Hangzhou Tigermed Consulting Co. Ltd., Class A	124,100	1,911,861
Han’s Laser Technology Industry Group Co. Ltd., Class A	244,600	1,399,193
Lepu Medical Technology Beijing Co. Ltd., Class A	291,395	1,789,728
Li Ning Co. Ltd.	630,082	2,030,884
Meituan Dianping, Class B(a)	59,500	1,472,416
Ping An Insurance Group Co. of China Ltd., Class H	178,000	1,878,117
Tencent Holdings Ltd.	175,700	12,052,696
Topsports International Holdings Ltd.	802,000	965,817
Yum China Holdings, Inc.(a)	55,707	2,854,427

		60,360,101

Hong Kong — 7.1%
AIA Group Ltd.	197,000	1,776,337
Budweiser Brewing Co. APAC Ltd.(b)(c)	510,400	1,852,141
CK Asset Holdings Ltd.	418,000	2,321,015
Link REIT	278,400	2,160,126
SJM Holdings Ltd.	1,299,000	1,465,741

		9,575,360

India — 9.0%
Axis Bank Ltd.(a)	234,397	1,348,434
Bharti Airtel Ltd.(a)	405,964	3,006,778
Godrej Industries Ltd.	122,933	581,791
HDFC Bank Ltd.	95,298	1,316,368
IndusInd Bank Ltd.	73,708	512,683
Jindal Steel & Power Ltd.(a)	486,379	1,208,919
Mahindra & Mahindra Financial Services Ltd.(a)	366,011	635,338
Tech Mahindra Ltd.	271,301	2,461,928
UPL Ltd.(a)	170,933	1,090,799

		12,163,038

Indonesia — 4.7%
Astra International Tbk PT	3,446,000	1,213,900
Bank Central Asia Tbk PT	1,289,600	2,762,287
Bank Mandiri Persero Tbk PT	4,862,000	1,932,401
Cikarang Listrindo Tbk PT	9,753,052	438,231

		6,346,819

Macau — 1.1%
Galaxy Entertainment Group Ltd.	216,000	1,473,063

Singapore — 1.5%
Singapore Telecommunications Ltd.	1,093,900	1,985,289

Security	Shares	Value

South Korea — 8.2%
Doosan Bobcat, Inc.	85,256	$1,930,943
NCSoft Corp.	1,626	1,107,950
Samsung Electronics Co. Ltd.	123,338	6,028,002
Samsung SDI Co. Ltd.	704	235,686
SK Innovation Co. Ltd.	16,052	1,717,407

		11,019,988

Taiwan — 11.3%
Hon Hai Precision Industry Co. Ltd.	1,244,000	3,324,749
Largan Precision Co. Ltd.	13,000	1,696,350
Nanya Technology Corp.	678,000	1,402,986
Taiwan Semiconductor Manufacturing Co. Ltd.	605,000	8,804,927

		15,229,012

Thailand — 3.6%
Bangkok Dusit Medical Services PCL, NVDR	2,183,400	1,552,197
PTT Exploration & Production PCL, NVDR	721,700	2,115,213
Thai Beverage PCL	2,496,800	1,171,035

		4,838,445

United Kingdom — 1.1%
Prudential PLC	105,840	1,512,534

Total Common Stocks — 92.4% (Cost: $103,319,987)		124,503,649

Preferred Securities

Preferred Stocks — 4.3%

China(d)(e) — 2.3%
Xiaoju Kuaizhi Inc.
Series A-17 (Acquired 07/28/15, Cost: $1,202,337)	43,839	2,298,917
Series A-18 (Acquired 05/23/16, Cost: $592,482)	15,499	812,768

		3,111,685

South Korea — 2.0%
Samsung Electronics Co. Ltd., Preference Shares	63,567	2,655,053

Total Preferred Securities — 4.3% (Cost: $4,270,779)		5,766,738

Rights

India — 0.1%
Mahindra & Mahindra Financial Services Ltd. (Expires 08/11/20)(a)	234,783	227,840

Total Rights — 0.1% (Cost: $548,963)		227,840

Total Long-Term Investments — 96.8% (Cost: $108,139,729)		130,498,227

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Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Asian Dragon Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 4.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.08%(f)(g)	4,060,626	$4,060,626
SL Liquidity Series, LLC, Money Market Series, 0.38%(f)(g)(h)	1,386,353	1,387,185

		5,447,811

		Par (000)

Time Deposits 0.2%

Hong Kong — 0.2%
Hongkong & Shanghai Banking Corp. Ltd., 0.01%, 08/05/20	HKD	1,653	213,220

			213,220

Total Short-Term Securities — 4.2% (Cost: $5,661,134)			5,661,031

Total Investments — 101.0% (Cost: $113,800,863)			136,159,258

Liabilities in Excess of Other Assets — (1.0)%			(1,388,218)

Net Assets — 100.0%			$134,771,040

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,111,685, representing 2.31% of its net assets as of period end, and an original cost of $1,794,819.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/20	Shares Purchased		Shares Sold		Shares Held at 07/31/20	Value at 07/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	5,454,244	—		(1,393,618	)(b)	4,060,626	$4,060,626	$1,075		$—	$—
SL Liquidity Series, LLC, Money Market Series	—	1,386,353	(b)	—		1,386,353	1,387,185	726	(c)	(408)	(117)

							$5,447,811	$1,801		$(408)	$(117)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Hang Seng Index	13	08/28/20	$2,060	$(11,934)
Mini Hang Seng Index	2	08/28/20	63	(908)

				$(12,842)

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Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Asian Dragon Fund, Inc.

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	JPMorgan Chase Bank N.A.(a)	02/08/23	$157,598	$(14,719	)(b)	$142,950	0.1%

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. In addition, the Fund pays a variable rate of interest, based on a specified benchmark, plus or minus a spread of 60 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest: USD — 1M US Dollar LIBOR BBA.

(b)	Amount includes $(71) of net dividends and financing fees.

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date February 8, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

United Kingdom
Prudential PLC	10,003	$142,950	100.0%

Net Value of Reference Entity — JPMorgan Chase Bank N.A		$142,950

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to its most recent financial statements.

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Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Asian Dragon Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
China	$12,919,576	$47,440,525	$—	$60,360,101
Hong Kong	—	9,575,360	—	9,575,360
India	—	12,163,038	—	12,163,038
Indonesia	—	6,346,819	—	6,346,819
Macau	—	1,473,063	—	1,473,063
Singapore	—	1,985,289	—	1,985,289
South Korea	—	11,019,988	—	11,019,988
Taiwan	—	15,229,012	—	15,229,012
Thailand	—	4,838,445	—	4,838,445
United Kingdom	—	1,512,534	—	1,512,534
Preferred Securities
Preferred Stocks	—	2,655,053	3,111,685	5,766,738
Rights	227,840	—	—	227,840
Short-Term Securities
Money Market Funds	4,060,626	—	—	4,060,626
Time Deposits	—	213,220	—	213,220

	$17,208,042	$114,452,346	$3,111,685	134,772,073

Investments Valued at NAV(a)				1,387,185

				$136,159,258

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(12,842)	$(14,719)	$—	$ (27,561)

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Assets
Opening balance, as of April 30, 2020	$2,763,964
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts (premiums)	—
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	347,721
Purchases	—
Sales	—

Closing balance, as of July 31, 2020	$3,111,685

Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2020(a)	$347,721

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

4

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Asian Dragon Fund, Inc.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)

Assets
Preferred Stocks	$3,111,685	Market	Revenue Multiple	2.75x

(a)	Asignificant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation

HKD	Hong Kong Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

REIT	Real Estate Investment Trust

5